Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 7,907	$ 499
Cash and cash equivalents	89,789	185,636
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	7,907	499
Cash and cash equivalents	89,789	185,636
Current financial assets and cash and cash equivalents	97,697	186,135
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	7,907	499
Cash and cash equivalents	89,789	185,636
Current financial assets and cash and cash equivalents	$ 97,697	$ 186,135